Financial Instruments and Risk Management - Schedule of Foreign Currency Against the Functional Currencies (Parentheticals) (Details)	6 Months Ended
Apr. 30, 2026
Foreign Exchange Rate Risk [Member]
Schedule of Foreign Currency Against the Functional Currencies [Line Items]
Impact of a strengthening or weakening of foreign exchange rate	10.00%